Selling and Marketing Expenses (Details) - Schedule of selling and marketing expenses - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of selling and marketing expenses [Abstract]
Salaries and related expenses	$ 2,111	$ 1,555	$ 1,173
Advertising and marketing	1,425	1,700	2,737
Travel and conferences	156	305	297
Total	$ 3,692	$ 3,560	$ 4,207